Amounts recognized in accumulated other comprehensive income that have not been recognized (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	$ 6,113	$ 1,988	$ 3,371
Total	$ 6,113	$ 1,988	$ 3,371